EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of investments in associates
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2023	2022	2023	2022
Renewable Power and Transition
Associates
Sustainable solutions	4 – 51%	8 – 49%	$2,586	$251
Other	8 – 65%	3 – 65%	2,325	2,010
			4,911	2,261
Infrastructure
Associates
Utilities	50%	8 – 38%	783	1,244
Transport	26 – 58%	26 – 58%	1,799	1,772
Data	26 – 49%	3%	6,023	1,719
Other	11 – 65%	22 – 50%	179	297
Joint ventures
Utilities	50%	15 – 49%	1,200	1,117
Transport	21 – 50%	6 – 31%	2,599	2,367
Midstream	25%	20 – 38%	461	757
Data	49 – 50%	12 – 50%	4,042	2,571
			17,086	11,844
Private Equity
Associates
Industrial operations	13 – 54%	9 – 54%	553	1,471
Other	14 – 50%	14 – 50%	2,950	1,790
			3,503	3,261
Real Estate
Associates
Transitional and development	25 – 27%	26 – 50%	96	485
Joint ventures
Core	22 – 56%	22 – 56%	10,702	10,794
Transitional and development	5 – 60%	9 – 68%	7,394	7,625
			18,192	18,904

Insurance Solutions[2]	71%	82%	4,411	1,027

Asset Management and Other
Associates
Oaktree	68%	64%	6,974	5,927
Real estate LP Investments[3]	16 – 50%	16 – 31%	258	41
Joint ventures
Real estate LP Investments[3]	18 – 93%	6 – 98%	3,387	3,319
Other equity accounted investments	25 – 85%	12 – 85%	402	510
			11,021	9,797

Total			$59,124	$47,094
1.Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.
2.Insurance Solutions relates to our capital in our equity accounted investment in Brookfield Reinsurance Ltd.
3.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Insurance Solutions[2]	Asset Management and Other[3]	2023 Total	2022 Total
Balance, beginning of year	$2,261	$11,844	$3,261	$18,904	$1,027	$9,797	$47,094	$46,100
Additions, net of disposals[1]	2,367	4,625	293	(134)	2,518	1,129	10,798	1,284
Acquisitions through business combinations	44	—	—	—	—	—	44	682
Share of comprehensive income (loss)	200	1,093	119	(114)	936	521	2,755	2,465
Distributions received	—	(736)	(187)	(259)	(38)	(408)	(1,628)	(2,334)
Return of capital	(62)	—	—	(381)	—	(37)	(480)	(432)
Foreign currency translation	101	260	17	176	(32)	19	541	(671)
Balance, end of year	$4,911	$17,086	$3,503	$18,192	$4,411	$11,021	$59,124	$47,094
1.Includes assets sold and amounts reclassified to held for sale.
2.Insurance Solutions relates to our capital in our equity accounted investment in Brookfield Reinsurance Ltd.
3.Asset Management equity accounted investments primarily relate to Oaktree and real estate LP investments. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.

Schedule of fair value of equity accounted investments
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2023			2022
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Renewable Power and Transition
Associates
Sustainable solutions	$394	$(15)	$(67)	$363	$11	$—
Other	3,078	673	(355)	3,124	348	(583)

Infrastructure
Associates
Utilities	1,136	39	(376)	1,306	32	(112)
Transport	3,044	27	330	2,561	(132)	307
Data	2,272	(45)	685	815	(23)	247
Other	206	(180)	(283)	173	(349)	600
Joint ventures
Utilities	724	286	183	869	183	171
Transport	12,102	4,114	36	14,372	1,580	93
Midstream	924	315	188	918	220	67
Data	1,047	511	(53)	1,571	337	522

Private Equity
Associates
Industrial operations	2,216	80	(5)	3,462	456	9
Other	6,951	208	6	5,925	300	7

Real Estate
Associates
Transitional and development	26	22	—	(12)	128	—
Joint ventures
Core	2,328	(66)	(60)	1,781	1,244	174
Transitional and development	2,956	76	(30)	2,879	708	63

Insurance Solutions[1]	6,785	452	484	5,101	492	(867)

Asset Management and Other
Associates
Oaktree	1,503	475	16	1,489	579	15
Real estate LP Investments[2]	40	(55)	(56)	230	(6)	69
Joint ventures
Real estate LP Investments[2]	1,878	336	34	1,362	350	312
Other equity accounted investments	285	50	18	151	20	(38)
	$49,895	$7,303	$695	$48,440	$6,478	$1,056
1.Insurance Solutions relates to our capital in our equity accounted investment in Brookfield Reinsurance Ltd.
2.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.